Income taxes - Schedule of Major Components of Tax Expense (Income) (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Mar. 28, 2021
Current income tax expense
Current period	$ 44.0	$ 35.6	$ 18.5
Adjustment in respect of prior periods	(1.9)	(0.4)	2.4
Current income tax expense	42.1	35.2	20.9
Deferred income tax recovery
Origination and reversal of temporary differences	(18.5)	(11.9)	(3.3)
Effect of change in income tax rates	(0.6)	0.0	(0.1)
Adjustment in respect of prior periods	1.6	(0.2)	(1.7)
Deferred income tax recovery	(17.5)	(12.1)	(5.1)
Income tax expense	$ 24.6	$ 23.1	$ 15.8